Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

17.Subsequent Events

Newbuildings

On January 7, 2014, the Company took delivery of its fourth Handysize drybulk vessel; the M/V Proud Seas as discussed in Notes 4, 5 and 8.

In March 2014, the Company entered into contracts with Jiangsu Yangzijiang Shipbuilding Co. for the construction of three Kamsarmax newbuilding drybulk carriers, as discussed in Note 4.

Public offering completed on February 18, 2014

On February 18, 2014, the Company completed a public offering of 6,785,000 of its Class A common shares at $6.25 per share, including the full exercise of the over-allotment option granted to the underwriters to purchase up to 885,000 additional common shares, as discussed in Note 11.

Equity incentive plan – March 26, 2014

On March 26, 2014, the Company’s Board of Directors approved to cancel the remaining 68,401 shares reserved for issuance under the equity incentive plan dated October 11, 2006, as amended. In addition, the Company adopted a new equity incentive plan, under which the officers, key employees and directors of the Company will be eligible to receive options to acquire shares of Class A common shares. A total of 2,000,000 Class A common shares were reserved for issuance under the plan (refer to Note 12).

Credit facilities

On March 14, 2014, the Company agreed with HSBC Bank Plc, subject to the execution of definitive documentation, to amend certain covenants, as discussed in Note 8.